INVENTORY (Tables)	6 Months Ended
Jun. 30, 2023
SCHEDULE OF INVENTORIES
As at	June 30, 2023	December 31, 2022
Finished goods	$996,241	$542,934
Parts	647,744	513,008
	$1,643,985	$1,055,942

SCHEDULE OF COST OF SALES

Cost of sales consist of the following:

For the six months ended	June 30, 2023	June 30, 2022
Inventory	$2,272,064	$2,247,294
Consulting and services	215,801	323,654
Other	102,109	13,990
	$2,589,974	$2,584,938